Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Amounts Receivable
Schedule of Amounts Receivable
	December 31, 2025	December 31, 2024
Accounts receivable	$711,984	$1,300,810
GST receivable	20,610	9,117
Interest receivable	-	24,519
Other	5,159	36,335
	$737,753	$1,370,781